IR PASS-THROUGH CORP.
                                   c/o Northstar Presidio Management Company LLC
                                               411 West Putnam Avenue, Suite 270
                                                             Greenwich, CT 06830
                                                                  (203) 862-7444
                                                             Fax: (203) 862-7460





Integrated ARROs Fund I (the "Fund")

February, 1998

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 1997. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Investors Fiduciary Trust Company at 800-874-6205.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

INDEPENDENT AUDITORS' REPORT

To the Unitholders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund I:

We have audited the accompanying financial statements of financial condition of Integrated ARROs Fund I (the "Fund") as of December 31, 1997 and 1996, including the schedule of portfolio investments as of December 31, 1997, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the five years in the period ended December 31, 1997. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I at December 31, 1997 and 1996, the results of its operations and changes in its net assets for the years then ended, and the selected per unit operating performance, ratios and supplemental data for the each of the five years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $10,293,479 and $9,682,270 for the years ended December 31, 1997 and l996, respectively, whose values have been stated at the lower of fair market value as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.



DELOITTE & TOUCHE, LLP
New York, New York
February 13, 1998

                             Integrated ARROs Fund I
                        Statements of Financial Condition


                                                               December  31,
                                                       ---------------------------
Assets                                                     1997             1996
                                                       -----------     -----------
Cash .............................................     $   252,609     $    76,198

Receivable - Trustee .............................       1,232,714       1,180,824

Investments in payment obligations, at minimum
termination value (cost $2,634,352)...............      10,293,479       9,682,270
                                                       -----------     -----------

Total Assets .....................................      11,778,802      10,939,292

Liabilities

Distributions Payable ............................         252,577          76,198
                                                       -----------     -----------

Net Assets .......................................     $11,526,225     $10,863,094
                                                       ===========     ===========

Net Asset Value per unit (2,771 units outstanding)     $  4,159.59     $  3,920.28
                                                       ===========     ===========


                        See notes to financial statements


                             Integrated ARROs Fund I
                            Statements of Operations



                                                       Year Ended December 31,
                                                 -------------------------------
                                                      1997               1996
                                                 -----------         -----------

Investment income:


       Interest and discount earned........      $ 1,273,794         $ 1,880,292
                                                 ===========         ===========



                        See notes to financial statements



                             Integrated ARROs Fund I
                       Statements of Changes in Net Assets



                                                              Year Ended December 31,
                                                         ------------------------------
                                                              1997              1996
                                                         ------------      ------------


Increase in net assets from operations:

Net investment income ..............................     $  1,273,794      $  1,880,292
                                                         ------------      ------------

Net increase in net assets resulting from operations        1,273,794         1,880,292

Total declared as distributions to Unit Holders ....         (610,663)         (149,291)
                                                         ------------      ------------

Net increase in net assets .........................          663,131         1,731,001

Net assets:

Beginning of period ................................       10,863,094         9,132,093
                                                         ------------      ------------

End of period ......................................     $ 11,526,225      $ 10,863,094
                                                         ============      ============






                        See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   ORGANIZATION

         Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

         The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of seven contract rights for the payment of money (the "Payment Obligations"). The Payments Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were entered into by seven privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that have acquired and net leased commercial real estate. Pursuant to the Consummation of a Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

         Security Valuation

         The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

         Federal Income Taxes

         The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

3.   CONFLICTS OF INTEREST

         Entities directly or indirectly owned by former officers and/or directors of the Sponsor and/or Integrated or its post bankruptcy successor, Presidio are the general partners of the Partnerships. Such general partners have a fiduciary responsibility to make decisions that are in the best interest of their respective Partnership. There may be circumstances in which such general partners may make decisions on behalf of the Partnerships that could conflict with or have an adverse effect on the rights of unitholders of the Fund. Although the Partnerships must comply with the terms of the Payment Obligations, there can be no assurance that the decisions of the general partners on behalf of the Partnerships would not adversely affect the value of the units and/or the ability of the Partnerships to fulfill their obligations under the Payment Obligations.

         Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio") provides administrative services to Presidio, who in turn provides services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.   THE PAYMENT OBLIGATIONS

         The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered.

         Payments on the seven Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of a net lease.

         If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made timely. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the holder of the Payment Obligation, in its discretion, to be immediately due and payable. Upon any disposition by a Partnership of its interest in the property, the Partnership shall be obligated to pay the holder of the Payment Obligation (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. If such sale is not made, so long as the Partnership continues to make timely payments under the Payment Obligation, generally there is no right of the Fund to accelerate payment thereof. There are significant limitations on the amounts that the Fund may receive in the event of a sale or other disposition of a Partnership's property. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.   COMMITMENTS AND CONTINGENCIES

         The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

         The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund II, an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. There can be no assurance that the remaining amount of the Settlement Fund will be sufficient to fund the Sponsor's obligations through the year 2000. When the cash in the Settlement Fund is exhausted, the Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay the costs of administering the Fund.

         Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o NorthStar Presidio Management Company, LLC, 411 West Putnam Avenue, Suite 270, Greenwich, Connecticut 06830.

                                                                   DIRECTOR/OFFICER
NAME                   POSITION WITH SPONSOR                            SINCE            PRINCIPAL OCCUPATIONS  DURING  PAST 5 YEARS
----                   ---------------------                            -----            ---------------------  ------  ------------
W. Edward Scheetz      Director                                     November 1997          Mr. Scheetz co-founded NorthStar Capital
                                                                                           Partners LLC ("NorthStar  Capital") with
                                                                                           David  Hamamoto in July 1997.  From 1993
                                                                                           through  1997 Mr.  Scheetz was a partner
                                                                                           at Apollo Realty Advisors L.P. From 1989
                                                                                           to 1993 Mr. Scheetz was a principal with
                                                                                           Trammell Crow Ventures.

David Hamamoto         Director                                     November 1997          Mr.   Hamamoto   co-founded    NorthStar
                                                                                           Capital  with  Edward  Scheetz  in  July
                                                                                           1997. From 1988 to 1997 Mr. Hamamoto was
                                                                                           a partner and co-head of the real estate
                                                                                           principal  investment  area  at  Goldman
                                                                                           Sachs & Co.

Richard Sabella        Director and President                       November 1997          Mr. Sabella joined NorthStar  Capital in
                                                                                           November  1997.  From  1989 to 1997  Mr.
                                                                                           Sabella  was the head of real estate and
                                                                                           a  partner  at the law  firm of  Cahill,
                                                                                           Gordon  &  Reindel.  Prior  to that  Mr.
                                                                                           Sabella  was  associated  with  the  law
                                                                                           firms of  Milgrim,  Thomajian,  Jacobs &
                                                                                           Lee, P.C. and Cravath Swaine & Moore.

David King             Director, Executive Vice President           November 1997          Mr.  King  joined  NorthStar  Capital in
                       and Assistant Treasurer                                             November  1997.  From  1990 to 1997  Mr.
                                                                                           King was associated  with Olympia & York
                                                                                           Companies   (USA)   where  he  held  the
                                                                                           position  of Senior  Vice  President  of
                                                                                           Finance.  Prior  to that  Mr.  King  was
                                                                                           employed  with Bankers Trust in its real
                                                                                           estate finance group.

Kevin Reardon          Director, Vice President, Secretary          November 1997          Mr. Reardon joined NorthStar  Capital in
                       and Treasurer                                                       October  1997.  From  1996 to  1997  Mr.
                                                                                           Reardon held the position of  Controller
                                                                                           at Lazard Freres Real Estate  Investors.
                                                                                           From  1993 to 1996 Mr.  Reardon  was the
                                                                                           Director   of   Finance   in  charge  of
                                                                                           European  expansion  at the law  Firm of
                                                                                           Dewey  Ballantine.  Prior  to  that  Mr.
                                                                                           Reardon  held a  financial  position  at
                                                                                           Hearst-ABC     Viacom      International
                                                                                           Services.

                                                                   DIRECTOR/OFFICER
NAME                   POSITION WITH SPONSOR                            SINCE            PRINCIPAL OCCUPATIONS  DURING  PAST 5 YEARS
----                   ---------------------                            -----            ---------------------  ------  ------------
Allan Rothschild       Executive Vice President  and                December 1997          Mr. Rothschild joined NorthStar Presidio
                       General Counsel                                                     in December 1997.  From 1995 to 1997 Mr.
                                                                                           Rothschild was Senior Vice President and
                                                                                           General   Counsel  at  Newkirk   Limited
                                                                                           Partnership.   From  1987  to  1995  Mr.
                                                                                           Rothschild was  associated  with the law
                                                                                           firm of Proskauer,  Rose LLP in its real
                                                                                           estate group.

Lawrence Schachter     Senior Vice President and Chief              January 1998           Mr. Schachter joined NorthStar  Presidio
                       Financial Officer                                                   in January  1998.  From 1996 to 1998 Mr.
                                                                                           Schachter    was    Controller   at   CB
                                                                                           Commercial/Hampshire  LLC.  From 1995 to
                                                                                           1996 Mr.  Schachter  was  Controller  at
                                                                                           Goodrich  Associates.  From 1992 to 1995
                                                                                           Mr.    Schachter   was   Controller   at
                                                                                           Greenthal/Harlan Realty Services Co.

Adam Anhang            Vice President                               November 1997          Mr. Anhang joined  NorthStar  Capital in
                                                                                           August  1997.  From  1996  to  1997  Mr.
                                                                                           Anhang was  employed by The Athena Group
                                                                                           as part of its Russia and former  Soviet
                                                                                           Union  development  team.  Prior to that
                                                                                           Mr.  Anhang was a student at the Wharton
                                                                                           School    of    the     University    of
                                                                                           Pennsylvania.

Marc Gordon            Vice President                               November 1997          Mr. Gordon joined  NorthStar  Capital in
                                                                                           October  1997.  From  1993 to  1997  Mr.
                                                                                           Gordon  was Vice  President  in the real
                                                                                           estate   investment-banking   group   at
                                                                                           Merrill Lynch.  Prior to that Mr. Gordon
                                                                                           was  associated  with  the  law  firm of
                                                                                           Irell & Manella  in its real  estate and
                                                                                           banking group.

Charles Humber         Vice President                               November 1997          Mr. Humber joined  NorthStar  Capital in
                                                                                           September  1997.  From  1996 to 1997 Mr.
                                                                                           Humber was employed  with Merrill  Lynch
                                                                                           in its  real  estate  investment-banking
                                                                                           group.  Prior to that Mr.  Humber  was a
                                                                                           student at Brown University.

6.       DISTRIBUTION PAYABLE

         The Trustee declared a $252,577 ($91.15 per unit) distribution payable to unitholders of record as of December 31, 1997. Such distribution was paid on January 15, 1998.

7.       SIGNIFICANT TRANSACTION

         In May 1996, the tenant at the Huntsville, Texas property, one of five properties owned by Elway Associates (one of the Partnerships), exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring continued use and occupancy of the property economically unsuitable. As a result, Elway Associates wired proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case is substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas lease. While the Trust Indenture provides for acceptance of involuntary sale (economic discontinuance) proceeds in prepayment of a payment obligation in which the Partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale (economic discontinuance) proceeds in partial prepayment of a payment obligation where the Partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee has not agreed to allow the Elway payment in partial satisfaction of the associated payment obligation and has placed the Elway proceeds in an interest bearing account, separate from that of the Fund, pending a resolution of this issue. The Sponsor is exploring various alternatives to resolve this issue. The Elway proceeds and any interest earned thereon have been reflected as a receivable from the Trustee on the accompanying financial statements. The financial statements reflect the receipt of the cash by the Trustee and an adjustment of the net assets as a result of the transaction as if the payment were applied in partial satisfaction of the associated payment obligation. The Elway primary and renewal term payments were reduced on a prorata basis to reflect the involuntary sale of the Huntsville, Texas property. It is not clear what action, if any, the Trustee will take with respect to the Elway proceeds or future partial satisfactions of payment obligations.


                                                       Integrated ARROs Fund I
                          Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data

                                                                              YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------------

                                                   1997               1996              1995             1994             1993
                                             --------------     --------------     -------------    -------------    -------------
Per Unit Operating Performance

Net asset value, beginning of period ....    $     3,920.28     $     3,295.59     $    2,901.11    $    2,556.08    $    2,253.97

Net investment income ...................            459.69             678.56            394.48           345.03           302.11

Distributions from net investment income            (220.38)            (53.87)               --               --               --
                                             --------------     --------------     -------------    -------------    -------------

Net asset value, end of period ..........    $     4,159.59     $     3,920.28     $    3,295.59    $    2,901.11    $    2,556.08
                                             ==============     ==============     =============    =============    =============

Total investment return .................    $       459.69     $       678.56     $      394.48    $      345.03    $      302.11
                                             ==============     ==============     =============    =============    =============

Ratios/Supplemental Data

Net assets, end of period ...............    $   11,526,225     $   10,863,094     $   9,132,093    $   8,038,962    $   7,082,896

Ratio of expenses to average net assets .               N/A                N/A               N/A              N/A              N/A

Ratio of net investment income to average
net assets...............................             11.38%             18.81%            12.73%           12.64%           12.56%

Portfolio turnover rate..................               N/A                N/A               N/A              N/A              N/A


                                                      Integrated ARROs Fund I
                                                 Schedule of Portfolio Investments
                                                         December 31, 1997

 Partnership/                                                                                                        Discount To
Date Payment                                                            Original       Simple                         Arrive at
 Obligation                           Property            Type of       Principal      Interest     Accrued      Minimum Termination
  Incurred        Lessee              Location            property      Amount         Rate         Interest            Value
------------------------------------------------------------------------------------------------------------------------------------
   Walando        Walgreen          Orlando, FL             Office/     $  820,000      13.0%     $ 1,791,000      $ 1,616,944
   03/18/81        Company                                Warehouse
                                                           Building

    Santex (2)  Albertson's           Venice, FL             Retail        570,000      17.0%       1,600,000        1,127,579
  07/01/81      Inc.               Livermore, CA          Facilities

     Lando     Albertson's         Portland, OR              Retail        783,451      16.0%       2,031,000        1,877,933
  10/21/81            Inc.          Orlando, FL          Facilities
  (amended                       Huntsville, AL
 04/15/82)

  Denville           Xerox       Lewisville, TX               Plant        963,048      15.0%       2,316,000        2,231,532
  12/27/81     Corporation                                 Facility
  (amended
 01/27/84)

     Elway         Safeway         Billings, MT              Retail      1,429,042      18.5%       4,177,000        3,590,848
  03/18/82    Stores, Inc.       Huntsville, TX (5)      Facilities
                                 Fort Worth, TX
                                     Aurora, CO
                               Mamoth Lakes, CA

  Walstaff        Walgreen        Flagstaff, AZ          Warehouse/      1,159,771      16.0%       2,918,000        2,296,148
  04/15/82         Arizona                             Distribution
  (amended        Drug Co.                                 Building
 06/17/82)             (3)

  Walcreek        Hercules        Walnut Creek,              Office      1,306,709      18.5%       3,729,000        2,559,558
   08/1/82     Credit Inc.                   CA            Building
  (amended             (4)
 06/29/83,
  12/3/84)
                                                                        ----------                -----------      -----------
                                                                        $7,032,021                $18,562,000      $15,300,542
                                                                        ==========                ===========      ===========

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated.
(5) In May 1996, the tenant at the Huntsville, Texas property exercised the economic discontinuance clause in its lease.
(6) As adjusted, due to the exercise of economic discontinuance on the Huntsville, Texas lease.

                                       Integrated ARROs Fund I
                            Schedule of Portfolio Investments -- Continued
                                          December 31, 1997

 Partnership
Date Payment                                                  Periodic                     Minimum
 Obligation                           Property             Payment During                Termination
  Incurred        Lessee              Location            Primary Term (1)                  Value
----------------------------------------------------------------------------------------------------
   Walando         Walgreen          Orlando, FL             5/1/96-4/1/06                $  994,056
   03/18/81         Company                                      $11,833/mo

    Santex      Albertson's           Venice, FL             9/1/96-8/1/06                 1,042,421
 07/01/81 (2)          Inc.        Livermore, CA                 $13,342/mo

     Lando      Albertson's         Portland, OR             7/1/97-1/1/07                   936,518
  10/21/81             Inc.          Orlando, FL              $62,656/semi.
  (amended                        Huntsville, AL
 04/15/82)

  Denville            Xerox       Lewisville, TX             8/1/98-7/1/08                 1,047,516
  12/27/81      Corporation                                      $12,038/mo
  (amended
 01/27/84)

     Elway          Safeway         Billings, MT             7/1/97-6/1/07                 2,015,194
  03/18/82     Stores, Inc.       Huntsville, TX (5)             $22,027/mo (6)
                                  Fort Worth, TX
                                      Aurora, CO
                                Mamoth Lakes, CA

  Walstaff         Walgreen        Flagstaff, AZ            12/1/98-6/1/03                 1,781,623
  04/15/82          Arizona                                   $156,738/semi.
  (amended         Drug Co.
 06/17/82)              (3)

  Walcreek         Hercules        Walnut Creek,            10/1/97-9/1/07                 2,476,151
   08/1/82      Credit Inc.                   CA                 $30,155/mo
  (amended              (4)
 06/29/83,
  12/3/84)
                                                                                         -----------
                                                                                         $10,293,479

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated.
(5) In May 1996, the tenant at the Huntsville, Texas property exercised the economic discontinuance clause in its lease.
(6) As adjusted, due to the exercise of economic discontinuance on the Huntsville, Texas lease.

                                                       INTEGRATED ARROS FUND I
                                   SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                                              JANUARY 1, 1997 THROUGH DECEMBER 31, 1997

                 ACCRUED                    ACCRUED                    ACCRUED                    ACCRUED                    ACCRUED
   DATE         INTEREST       DATE        INTEREST       DATE        INTEREST       DATE        INTEREST      DATE         INTEREST
   ----         --------       ----        --------       ----        --------       ----        --------      ----         --------
 01-Jan-97    17,401,175    23-Feb-97    17,570,337    17-Apr-97    17,739,500    09-Jun-97    17,908,662    01-Aug-97    18,077,825
 02-Jan-97    17,404,366    24-Feb-97    17,573,529    18-Apr-97    17,742,691    10-Jun-97    17,911,854    02-Aug-97    18,081,016
 03-Jan-97    17,407,558    25-Feb-97    17,576,721    19-Apr-97    17,745,883    11-Jun-97    17,915,046    03-Aug-97    18,084,208
 04-Jan-97    17,410,750    26-Feb-97    17,579,912    20-Apr-97    17,749,075    12-Jun-97    17,918,237    04-Aug-97    18,087,400
 05-Jan-97    17,413,942    27-Feb-97    17,583,104    21-Apr-97    17,752,267    13-Jun-97    17,921,429    05-Aug-97    18,090,592
 06-Jan-97    17,417,133    28-Feb-97    17,586,296    22-Apr-97    17,755,458    14-Jun-97    17,924,621    06-Aug-97    18,093,783
 07-Jan-97    17,420,325    01-Mar-97    17,589,488    23-Apr-97    17,758,650    15-Jun-97    17,927,813    07-Aug-97    18,096,975
 08-Jan-97    17,423,517    02-Mar-97    17,592,679    24-Apr-97    17,761,842    16-Jun-97    17,931,004    08-Aug-97    18,100,167
 09-Jan-97    17,426,709    03-Mar-97    17,595,871    25-Apr-97    17,765,034    17-Jun-97    17,934,196    09-Aug-97    18,103,358
 10-Jan-97    17,429,900    04-Mar-97    17,599,063    26-Apr-97    17,768,225    18-Jun-97    17,937,388    10-Aug-97    18,106,550
 11-Jan-97    17,433,092    05-Mar-97    17,602,255    27-Apr-97    17,771,417    19-Jun-97    17,940,580    11-Aug-97    18,109,742
 12-Jan-97    17,436,284    06-Mar-97    17,605,446    28-Apr-97    17,774,609    20-Jun-97    17,943,771    12-Aug-97    18,112,934
 13-Jan-97    17,439,476    07-Mar-97    17,608,638    29-Apr-97    17,777,801    21-Jun-97    17,946,963    13-Aug-97    18,116,125
 14-Jan-97    17,442,667    08-Mar-97    17,611,830    30-Apr-97    17,780,992    22-Jun-97    17,950,155    14-Aug-97    18,119,317
 15-Jan-97    17,445,859    09-Mar-97    17,615,022    01-May-97    17,784,184    23-Jun-97    17,953,347    15-Aug-97    18,122,509
 16-Jan-97    17,449,051    10-Mar-97    17,618,213    02-May-97    17,787,376    24-Jun-97    17,956,538    16-Aug-97    18,125,701
 17-Jan-97    17,452,243    11-Mar-97    17,621,405    03-May-97    17,790,568    25-Jun-97    17,959,730    17-Aug-97    18,128,892
 18-Jan-97    17,455,434    12-Mar-97    17,624,597    04-May-97    17,793,759    26-Jun-97    17,962,922    18-Aug-97    18,132,084
 19-Jan-97    17,458,626    13-Mar-97    17,627,789    05-May-97    17,796,951    27-Jun-97    17,966,113    19-Aug-97    18,135,276
 20-Jan-97    17,461,818    14-Mar-97    17,630,980    06-May-97    17,800,143    28-Jun-97    17,969,305    20-Aug-97    18,138,468
 21-Jan-97    17,465,010    15-Mar-97    17,634,172    07-May-97    17,803,335    29-Jun-97    17,972,497    21-Aug-97    18,141,659
 22-Jan-97    17,468,201    16-Mar-97    17,637,364    08-May-97    17,806,526    30-Jun-97    17,975,689    22-Aug-97    18,144,851
 23-Jan-97    17,471,393    17-Mar-97    17,640,556    09-May-97    17,809,718    01-Jul-97    17,978,880    23-Aug-97    18,148,043
 24-Jan-97    17,474,585    18-Mar-97    17,643,747    10-May-97    17,812,910    02-Jul-97    17,982,072    24-Aug-97    18,151,235
 25-Jan-97    17,477,777    19-Mar-97    17,646,939    11-May-97    17,816,101    03-Jul-97    17,985,264    25-Aug-97    18,154,426
 26-Jan-97    17,480,968    20-Mar-97    17,650,131    12-May-97    17,819,293    04-Jul-97    17,988,456    26-Aug-97    18,157,618
 27-Jan-97    17,484,160    21-Mar-97    17,653,323    13-May-97    17,822,485    05-Jul-97    17,991,647    27-Aug-97    18,160,810
 28-Jan-97    17,487,352    22-Mar-97    17,656,514    14-May-97    17,825,677    06-Jul-97    17,994,839    28-Aug-97    18,164,002
 29-Jan-97    17,490,544    23-Mar-97    17,659,706    15-May-97    17,828,868    07-Jul-97    17,998,031    29-Aug-97    18,167,193
 30-Jan-97    17,493,735    24-Mar-97    17,662,898    16-May-97    17,832,060    08-Jul-97    18,001,223    30-Aug-97    18,170,385
 31-Jan-97    17,496,927    25-Mar-97    17,666,090    17-May-97    17,835,252    09-Jul-97    18,004,414    31-Aug-97    18,173,577
 01-Feb-97    17,500,119    26-Mar-97    17,669,281    18-May-97    17,838,444    10-Jul-97    18,007,606    01-Sep-97    18,176,769
 02-Feb-97    17,503,311    27-Mar-97    17,672,473    19-May-97    17,841,635    11-Jul-97    18,010,798    02-Sep-97    18,179,960
 03-Feb-97    17,506,502    28-Mar-97    17,675,665    20-May-97    17,844,827    12-Jul-97    18,013,990    03-Sep-97    18,183,152
 04-Feb-97    17,509,694    29-Mar-97    17,678,856    21-May-97    17,848,019    13-Jul-97    18,017,181    04-Sep-97    18,186,344
 05-Feb-97    17,512,886    30-Mar-97    17,682,048    22-May-97    17,851,211    14-Jul-97    18,020,373    05-Sep-97    18,189,536
 06-Feb-97    17,516,078    31-Mar-97    17,685,240    23-May-97    17,854,402    15-Jul-97    18,023,565    06-Sep-97    18,192,727
 07-Feb-97    17,519,269    01-Apr-97    17,688,432    24-May-97    17,857,594    16-Jul-97    18,026,757    07-Sep-97    18,195,919
 08-Feb-97    17,522,461    02-Apr-97    17,691,623    25-May-97    17,860,786    17-Jul-97    18,029,948    08-Sep-97    18,199,111
 09-Feb-97    17,525,653    03-Apr-97    17,694,815    26-May-97    17,863,978    18-Jul-97    18,033,140    09-Sep-97    18,202,303
 10-Feb-97    17,528,845    04-Apr-97    17,698,007    27-May-97    17,867,169    19-Jul-97    18,036,332    10-Sep-97    18,205,494
 11-Feb-97    17,532,036    05-Apr-97    17,701,199    28-May-97    17,870,361    20-Jul-97    18,039,524    11-Sep-97    18,208,686
 12-Feb-97    17,535,228    06-Apr-97    17,704,390    29-May-97    17,873,553    21-Jul-97    18,042,715    12-Sep-97    18,211,878
 13-Feb-97    17,538,420    07-Apr-97    17,707,582    30-May-97    17,876,745    22-Jul-97    18,045,907    13-Sep-97    18,215,070
 14-Feb-97    17,541,611    08-Apr-97    17,710,774    31-May-97    17,879,936    23-Jul-97    18,049,099    14-Sep-97    18,218,261
 15-Feb-97    17,544,803    09-Apr-97    17,713,966    01-Jun-97    17,883,128    24-Jul-97    18,052,291    15-Sep-97    18,221,453
 16-Feb-97    17,547,995    10-Apr-97    17,717,157    02-Jun-97    17,886,320    25-Jul-97    18,055,482    16-Sep-97    18,224,645
 17-Feb-97    17,551,187    11-Apr-97    17,720,349    03-Jun-97    17,889,512    26-Jul-97    18,058,674    17-Sep-97    18,227,837
 18-Feb-97    17,554,378    12-Apr-97    17,723,541    04-Jun-97    17,892,703    27-Jul-97    18,061,866    18-Sep-97    18,231,028
 19-Feb-97    17,557,570    13-Apr-97    17,726,733    05-Jun-97    17,895,895    28-Jul-97    18,065,058    19-Sep-97    18,234,220
 20-Feb-97    17,560,762    14-Apr-97    17,729,924    06-Jun-97    17,899,087    29-Jul-97    18,068,249    20-Sep-97    18,237,412
 21-Feb-97    17,563,954    15-Apr-97    17,733,116    07-Jun-97    17,902,279    30-Jul-97    18,071,441    21-Sep-97    18,240,603
 22-Feb-97    17,567,145    16-Apr-97    17,736,308    08-Jun-97    17,905,470    31-Jul-97    18,074,633    22-Sep-97    18,243,795

                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 1997 THROUGH DECEMBER 31, 1997
                                  (continued)

                    ACCRUED                    ACCRUED
      DATE         INTEREST      DATE         INTEREST
      ----         --------      ----         --------
    23-Sep-97    18,246,987    15-Nov-97    18,416,149
    24-Sep-97    18,250,179    16-Nov-97    18,419,341
    25-Sep-97    18,253,370    17-Nov-97    18,422,533
    26-Sep-97    18,256,562    18-Nov-97    18,425,725
    27-Sep-97    18,259,754    19-Nov-97    18,428,916
    28-Sep-97    18,262,946    20-Nov-97    18,432,108
    29-Sep-97    18,266,137    21-Nov-97    18,435,300
    30-Sep-97    18,269,329    22-Nov-97    18,438,492
    01-Oct-97    18,272,521    23-Nov-97    18,441,683
    02-Oct-97    18,275,713    24-Nov-97    18,444,875
    03-Oct-97    18,278,904    25-Nov-97    18,448,067
    04-Oct-97    18,282,096    26-Nov-97    18,451,259
    05-Oct-97    18,285,288    27-Nov-97    18,454,450
    06-Oct-97    18,288,480    28-Nov-97    18,457,642
    07-Oct-97    18,291,671    29-Nov-97    18,460,834
    08-Oct-97    18,294,863    30-Nov-97    18,464,026
    09-Oct-97    18,298,055    01-Dec-97    18,467,217
    10-Oct-97    18,301,247    02-Dec-97    18,470,409
    11-Oct-97    18,304,438    03-Dec-97    18,473,601
    12-Oct-97    18,307,630    04-Dec-97    18,476,793
    13-Oct-97    18,310,822    05-Dec-97    18,479,984
    14-Oct-97    18,314,014    06-Dec-97    18,483,176
    15-Oct-97    18,317,205    07-Dec-97    18,486,368
    16-Oct-97    18,320,397    08-Dec-97    18,489,560
    17-Oct-97    18,323,589    09-Dec-97    18,492,751
    18-Oct-97    18,326,781    10-Dec-97    18,495,943
    19-Oct-97    18,329,972    11-Dec-97    18,499,135
    20-Oct-97    18,333,164    12-Dec-97    18,502,327
    21-Oct-97    18,336,356    13-Dec-97    18,505,518
    22-Oct-97    18,339,548    14-Dec-97    18,508,710
    23-Oct-97    18,342,739    15-Dec-97    18,511,902
    24-Oct-97    18,345,931    16-Dec-97    18,515,093
    25-Oct-97    18,349,123    17-Dec-97    18,518,285
    26-Oct-97    18,352,315    18-Dec-97    18,521,477
    27-Oct-97    18,355,506    19-Dec-97    18,524,669
    28-Oct-97    18,358,698    20-Dec-97    18,527,860
    29-Oct-97    18,361,890    21-Dec-97    18,531,052
    30-Oct-97    18,365,082    22-Dec-97    18,534,244
    31-Oct-97    18,368,273    23-Dec-97    18,537,436
    01-Nov-97    18,371,465    24-Dec-97    18,540,627
    02-Nov-97    18,374,657    25-Dec-97    18,543,819
    03-Nov-97    18,377,848    26-Dec-97    18,547,011
    04-Nov-97    18,381,040    27-Dec-97    18,550,203
    05-Nov-97    18,384,232    28-Dec-97    18,553,394
    06-Nov-97    18,387,424    29-Dec-97    18,556,586
    07-Nov-97    18,390,615    30-Dec-97    18,559,778
    08-Nov-97    18,393,807    31-Dec-97    18,562,970
    09-Nov-97    18,396,999
    10-Nov-97    18,400,191
    11-Nov-97    18,403,382
    12-Nov-97    18,406,574
    13-Nov-97    18,409,766
    14-Nov-97    18,412,958